SUPPLEMENT dated July 3, 2002


                              To the PROSPECTUS of

                          Standish Crossover Bond Fund
                     Standish Opportunistic High Yield Fund
                Standish Opportunistic Emerging Markets Debt Fund

                               Dated: May 1, 2002

--------------------------------------------------------------------------------

                                   Prospectus

The following supplements the information presented under the corresponding section of the prospectus.

Risk/Return Summary

The next paragraph replaces the section entitled "Maturity" for the Opportunistic Emerging Markets Debt Fund:

The fund generally will maintain an average dollar-weighted effective maturity within a range of plus and minus four years of the effective maturity of the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) but may invest in individual securities of any maturity.

Additional Investment Policies

The next paragraph replaces the fifth paragraph in the section entitled "Credit Quality":

If a security receives "split" (different) ratings from multiple rating organizations, each fund, except for the Opportunistic High Yield Fund, will treat the security as being rated in the higher rating category. The Opportunistic High Yield Fund will treat the security as being rated in the lower rating category. A fund may choose not to sell securities that are downgraded below the fund's minimum acceptable credit rating after their purchase. Each fund's credit standards also apply to counterparties to OTC derivative contracts.

                          SUPPLEMENT dated July 3, 2002


                              To the PROSPECTUS of

                           Standish Select Value Fund
                          Standish Small Cap Value Fund
                         Standish Small Cap Growth Fund
                          (Institutional Class Shares)
                    Standish Small Capitalization Equity Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund


                             Dated: January 28, 2002
                             Revised: April 19, 2002

--------------------------------------------------------------------------------

                                   Prospectus

The Small Capitalization Equity Fund is now open to new investors.

The following supplements the information presented under the corresponding section of the prospectus.

The Investment Adviser

The following replaces the information in the table under the section entitled "Fund Managers" for the Standish Select Value Fund:

-----------------------------------------------------------------------------------------------
Fund                        Fund Managers                  Positions during the past five years
----                        -------------                  ------------------------------------
Select Value Fund           David H. Cameron, CFA          Director of Standish Mellon, Dave is
                                                           the firm's chief equity officer and
                                                           oversees the firm's domestic and
                                                           international investment strategies.
-----------------------------------------------------------------------------------------------

                          SUPPLEMENT dated July 3, 2002


                              To the PROSPECTUS of

                           Standish Fixed Income Fund
                       Standish Investment Grade Bond Fund
                          Standish High Yield Bond Fund
                      Standish Short-Term Fixed Income Fund
                     Standish Short-Term Asset Reserve Fund


                               Dated: May 1, 2002

--------------------------------------------------------------------------------

                                   Prospectus

The following supplements the information presented under the corresponding section of the prospectus.

Additional Investment Policies

The next paragraph replaces the second paragraph in the section entitled "Credit Quality":

If a security receives "split" (different) ratings from multiple rating organizations, each fund, except for the High Yield Bond Fund, will treat the security as being rated in the higher rating category. The High Yield Bond Fund will treat the security as being rated in the lower rating category. A fund may choose not to sell securities that are downgraded below the fund's minimum acceptable credit rating after their purchase. Each fund's credit standards also apply to counterparties to OTC derivative contracts.